Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Summary of the components of accounts receivable
The following is a table summarizing our accounts receivable as of December 31, 2019 and 2018:

	At December 31,
In thousands of U.S. dollars	2019	2018
Scorpio MR Pool Limited	$44,739	$33,288
Scorpio LR2 Pool Limited	17,689	24,563
Scorpio LR1 Pool Limited	9,000	3,705
Scorpio Handymax Tanker Pool Limited	2,984	4,559
Scorpio Aframax Pool Limited	—	63
Scorpio Commercial Management S.A.M.	—	2,511
Receivables from the related parties	74,412	68,689

Insurance receivables	1,322	204
Freight and time charter receivables	962	22
Other receivables	1,478	803
	$78,174	$69,718